Employees and Personnel Costs - Gender Distribution (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Board
Employees and Personnel Costs
Percentage of women	60.00%	33.00%
Percentage of men	40.00%	67.00%
Executive management
Employees and Personnel Costs
Percentage of women	33.00%	33.00%
Percentage of men	67.00%	67.00%